Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Financial Assets
Short-term investments	$ 20,086,308	$ 0
Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments	20,086,308	0
Total financial assets	20,086,308	0
Convertible note liability	960,763	835,446
Total financial liabilities	960,763	835,446
Level 1 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments	20,086,308	0
Total financial assets	20,086,308	0
Convertible note liability	0	0
Total financial liabilities	0	0
Level 2 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments	0	0
Total financial assets	0	0
Convertible note liability	0	0
Total financial liabilities	0	0
Level 3 [member] | Recurring Fair Value Measurement [member]
Financial Assets
Short-term investments	0	0
Total financial assets	0	0
Convertible note liability	960,763	835,446
Total financial liabilities	$ 960,763	$ 835,446